Equity - Summary of Outstanding Share Options (Detail)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Equity [abstract]
Beginning balance (in shares) | shares	15,057,000	23,680,000
Granted (in shares) | shares	1,383,085	1,729,000
Exercised (in shares) | shares	(3,117,000)	(10,117,000)
Forfeited (in shares) | shares	(252,000)	(216,000)
Expired (in shares) | shares	(4,000)	(19,000)
Ending balance (in shares) | shares	13,067,000	15,057,000
Vested and exercisable at end of year (in shares) | shares	10,018,000	9,854,000
Outstanding at beginning of year (in dollars per share) | $ / shares	$ 22.38	$ 21.12
Granted (in dollars per share) | $ / shares	54.66	45.51
Exercised (in dollars per share) | $ / shares	20.07	23.16
Forfeited (in dollars per share) | $ / shares	44.32	32.26
Expired (in dollars per share) | $ / shares	26.70	26.75
Outstanding at ending of year (in dollars per share) | $ / shares	25.92	22.38
Vested and exercisable at end of year (in dollars per share) | $ / shares	$ 20.04	$ 19.04